BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations	The net consideration paid on the closing date for the acquisition described above was as follows:

July 30, 2021
$
Consideration paid in cash	35,402
Estimated fair value of contingent consideration arrangement (1)	8,305
Consideration transferred	43,707
Less: cash balances acquired	742
Consideration transferred, net of cash acquired	42,965
(1)The gross contractual contingent consideration amount of $9.0 million is included in the gross consideration total at its net present value as of the date of acquisition when the contingency was entered into, with expected cash outflows discounted using a rate of 4.74%. Refer to Note 24 for further discussion of this financial liability and inputs used in management's estimation of fair value.
The net cash consideration paid on the closing date for the acquisition described above was as follows:

February 11, 2020
$
Consideration paid in cash	36,188
Estimated fair value of contingent consideration arrangement (1)	10,806
Consideration transferred	46,994
Less: cash balances acquired	484
Consideration transferred, net of cash acquired	46,510
(1)The gross contractual contingent consideration amount of $12.0 million is included in the gross consideration total at its net present value when the contingency was entered into on the date of acquisition, which is discounted over two years using a discount rate of 5.38%. Subsequent to the acquisition, and as of December 31, 2021 and 2020, management concluded that any payment toward this obligation was not probable due to the impact of, and macroeconomic events resulting from, COVID-19 and other delays in the acquisition integration efforts. Refer to Note 24 for further discussion of this financial liability and inputs used in management's estimation of fair value.

Schedule of fair value of net identifiable assets acquired and goodwill
Fair values of net identifiable assets acquired at the date of acquisition were as follows:

July 30, 2021
$
Current assets
Cash	742
Trade receivables (1)	1,167
Inventories	5,305
Other current assets	996
Property, plant and equipment	1,657
Intangible assets	21,651
Deferred tax assets	11
31,529
Current liabilities
Accounts payable and accrued liabilities	3,519
Borrowings and lease liabilities, current	155
Borrowings and lease liabilities, non-current	95
Deferred tax liabilities	3,754
Provisions, non-current	88
7,611
Fair value of net identifiable assets acquired	23,918
(1)    The gross contractual amounts receivable were $1.2 million. As of December 31, 2021, the Company has collected substantially all of the trade receivables that were outstanding as of the date of acquisition.

The fair value of goodwill at the date of acquisition was as follows:

July 30, 2021
$
Consideration transferred	43,707
Less: fair value of net identifiable assets acquired	23,918
Goodwill	19,789
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

February 11, 2020
$
Current assets
Cash	484
Trade receivables (1)	2,749
Inventories	5,123
Other current assets	199
Property, plant and equipment	921
Intangible assets	21,519
30,995
Current liabilities
Accounts payable and accrued liabilities	9,493
Borrowings and lease liabilities, current	143
Borrowings and lease liabilities, non-current	5
9,641
Fair value of net identifiable assets acquired	21,354
(1)The gross contractual amounts receivable were $3.2 million. As of December 31, 2021, the Company has collected approximately $2.9 million of the outstanding trade receivables, with $0.3 million expected to remain uncollected.
The fair value of goodwill at the date of acquisition was as follows:

February 11, 2020
$
Consideration transferred	46,994
Less: fair value of net identifiable assets acquired	21,354
Goodwill	25,640

Schedule of acquisition's impact on Company's consolidated earnings
The Nuevopak Acquisition’s impact on the Company’s consolidated earnings was as follows:

July 31 through December 31, 2021
$
Revenue	2,889
Net loss	804
The Nortech Acquisition’s impact on the Company’s consolidated earnings was as follows:

February 12 through December 31, 2020
$
Revenue	11,674
Net loss	2,103

Schedule of pro-forma earnings had the acquisitions been effective as of January 1
Had the Nuevopak Acquisition been effective as of January 1, 2021, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2021
$
Revenue	7,668
Net loss	2,159
Had the Nortech Acquisition been effective as of January 1, 2020, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2020
$
Revenue	16,424
Net loss	1,332